Quarterly Holdings Report
for
Fidelity® Blue Chip Growth Fund
October 31, 2023
BCF-NPRT1-1223
1.809076.120
Common Stocks - 97.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 15.4%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd. (a)	4,052,100	8,383
Entertainment - 2.5%
Netflix, Inc. (a)	2,218,378	913,284
Roku, Inc. Class A (a)	376,027	22,400
Sea Ltd. ADR (a)	2,018,160	84,157
Sphere Entertainment Co. (a)	221,100	7,276
Take-Two Interactive Software, Inc. (a)	108,589	14,524
The Walt Disney Co. (a)	87,800	7,164
Universal Music Group NV	1,984,874	48,607
		1,097,412
Interactive Media & Services - 12.8%
Alphabet, Inc. Class A (a)	23,181,160	2,876,318
Epic Games, Inc. (a)(b)(c)	6,131	3,896
JOYY, Inc. ADR	164,296	6,394
Meta Platforms, Inc. Class A (a)	6,794,723	2,047,046
Pinterest, Inc. Class A (a)	193,900	5,794
Snap, Inc. Class A (a)	77,789,087	778,669
		5,718,117
Media - 0.0%
Charter Communications, Inc. Class A (a)	47,761	19,238
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	233,252	33,556
TOTAL COMMUNICATION SERVICES		6,876,706
CONSUMER DISCRETIONARY - 21.5%
Automobile Components - 0.1%
Aptiv PLC (a)	350,596	30,572
Automobiles - 1.9%
Neutron Holdings, Inc. (a)(b)(c)	7,152,433	227
Rad Power Bikes, Inc. (a)(b)(c)	928,091	325
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	980,651	1,814
Rivian Automotive, Inc. (a)(d)	7,104,302	115,232
Tesla, Inc. (a)	3,703,944	743,900
		861,498
Broadline Retail - 9.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,652,175	136,371
Amazon.com, Inc. (a)	28,656,600	3,813,907
Dollarama, Inc.	183,286	12,516
Ollie's Bargain Outlet Holdings, Inc. (a)	699,611	54,038
PDD Holdings, Inc. ADR (a)	556,946	56,485
		4,073,317
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	713,502	46,727
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	2,483,578	293,782
Caesars Entertainment, Inc. (a)	2,379,638	94,924
Chipotle Mexican Grill, Inc. (a)	46,628	90,561
Deliveroo PLC Class A (a)(e)	11,615,215	18,353
Draftkings Holdings, Inc. (a)(d)	1,831,401	50,583
Dutch Bros, Inc. (a)	175,300	4,267
Las Vegas Sands Corp.	93,700	4,447
Light & Wonder, Inc. Class A (a)	317,268	23,195
Marriott International, Inc. Class A	489,432	92,287
McDonald's Corp.	208,359	54,625
Penn Entertainment, Inc. (a)	3,320,523	65,514
Restaurant Brands International, Inc.	306,195	20,568
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	16,222	0
Stage 2 rights (a)(c)	16,221	0
Stage 3 rights (a)(c)	16,222	0
Stage 4 rights (a)(c)	16,221	0
Stage 5:
rights (a)(c)	16,221	0
rights (a)(c)	16,221	0
Starbucks Corp. (d)	1,053,573	97,182
Sweetgreen, Inc. Class A (a)(d)	6,965,786	71,957
Yum! Brands, Inc.	65,582	7,926
		990,171
Household Durables - 0.0%
SharkNinja Hong Kong Co. Ltd.	229,108	9,568
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A (a)(f)	2,580,480	156,945
American Eagle Outfitters, Inc. (f)	11,086,627	193,683
Aritzia, Inc. (a)	1,230,372	19,138
Dick's Sporting Goods, Inc.	800,429	85,606
Fanatics, Inc. Class A (a)(b)(c)	1,938,909	148,947
Fast Retailing Co. Ltd.	18,789	4,160
Five Below, Inc. (a)	770,665	134,080
Floor & Decor Holdings, Inc. Class A (a)(d)	40,891	3,369
Foot Locker, Inc. (d)	277,199	5,818
Gap, Inc. (d)	760,945	9,740
Lowe's Companies, Inc.	2,716,391	517,663
RH (a)(d)	814,542	177,538
TJX Companies, Inc.	3,100,174	273,032
Warby Parker, Inc. (a)(d)(f)	5,561,505	72,188
Wayfair LLC Class A (a)	1,356,697	57,809
		1,859,716
Textiles, Apparel & Luxury Goods - 3.8%
Compagnie Financiere Richemont SA Series A	191,942	22,644
Crocs, Inc. (a)	1,059,035	94,593
Deckers Outdoor Corp. (a)	738,284	440,800
Hermes International SCA	21,483	39,998
lululemon athletica, Inc. (a)	1,400,710	551,151
LVMH Moet Hennessy Louis Vuitton SE	144,106	103,170
NIKE, Inc. Class B	3,413,606	350,816
On Holding AG (a)	2,278,722	58,495
PVH Corp.	589,581	43,835
Tory Burch LLC (a)(b)(c)(g)	293,611	8,303
		1,713,805
TOTAL CONSUMER DISCRETIONARY		9,585,374
CONSUMER STAPLES - 2.4%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	173,377	57,899
Celsius Holdings, Inc. (a)(d)	2,846,887	432,983
PepsiCo, Inc.	237,091	38,712
		529,594
Consumer Staples Distribution & Retail - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	164,660	11,217
Costco Wholesale Corp.	7,496	4,141
Dollar Tree, Inc. (a)	935,013	103,871
Maplebear, Inc. (d)	111,210	2,739
Maplebear, Inc.	364,225	8,074
Target Corp.	677,740	75,087
Walmart, Inc.	733,801	119,910
		325,039
Food Products - 0.2%
Bowery Farming, Inc. warrants (a)(b)(c)	145,528	601
Lamb Weston Holdings, Inc.	325,800	29,257
Patanjali Foods Ltd.	1,079,012	17,711
The Hershey Co.	81,100	15,194
The Real Good Food Co. LLC:
Class B (a)(c)(f)	1,262,073	0
Class B unit (a)(e)(f)	1,262,073	2,953
The Real Good Food Co., Inc. (a)	291,867	683
		66,399
Household Products - 0.1%
Procter & Gamble Co.	374,019	56,114
The Clorox Co.	41,200	4,849
		60,963
Personal Care Products - 0.2%
elf Beauty, Inc. (a)	54,953	5,090
Estee Lauder Companies, Inc. Class A	218,133	28,111
Kenvue, Inc.	1,798,138	33,445
Oddity Tech Ltd. (d)	267,801	6,842
Oddity Tech Ltd.	360,543	8,751
		82,239
Tobacco - 0.0%
JUUL Labs, Inc.:
Class A (a)(b)(c)	21,148	23
Class B (a)(b)(c)	6,625	7
		30
TOTAL CONSUMER STAPLES		1,064,264
ENERGY - 2.5%
Energy Equipment & Services - 0.0%
Secure Energy Services, Inc.	1,783,645	9,904
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. (a)	914,118	26,912
Cheniere Energy, Inc.	202,312	33,669
Diamondback Energy, Inc.	978,412	156,859
EOG Resources, Inc.	1,490,786	188,212
Exxon Mobil Corp.	1,167,872	123,619
Hess Corp.	1,417,679	204,713
Northern Oil & Gas, Inc.	435,295	16,689
Occidental Petroleum Corp.	1,746,370	107,943
Pioneer Natural Resources Co.	126,815	30,309
Reliance Industries Ltd.	6,689,593	183,894
Reliance Industries Ltd. GDR (e)	220,139	12,020
		1,084,839
TOTAL ENERGY		1,094,743
FINANCIALS - 2.2%
Banks - 0.1%
HDFC Bank Ltd.	1,172,172	20,793
Capital Markets - 0.0%
Coinbase Global, Inc. (a)	108,633	8,378
Consumer Finance - 0.3%
American Express Co.	952,910	139,153
SoFi Technologies, Inc. (a)(d)	1,859,738	14,041
		153,194
Financial Services - 1.8%
Ant International Co. Ltd. Class C (a)(b)(c)	3,214,400	6,236
Berkshire Hathaway, Inc. Class B (a)	41,149	14,045
Block, Inc. Class A (a)	2,082,474	83,820
Jio Financial Services Ltd.	6,689,593	17,749
MasterCard, Inc. Class A	1,399,867	526,840
One97 Communications Ltd. (a)	1,801	20
Rapyd Financial Network 2016 Ltd. (a)(b)(c)	204,327	12,407
Visa, Inc. Class A	534,547	125,672
		786,789
TOTAL FINANCIALS		969,154
HEALTH CARE - 9.6%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (a)	652,151	98,997
Apogee Therapeutics, Inc.	278,024	4,776
Argenx SE ADR (a)	117,228	55,047
Ascendis Pharma A/S sponsored ADR (a)	419,991	37,509
Cibus, Inc. (a)	449,129	4,828
CytomX Therapeutics, Inc. (a)(e)	378,621	416
Generation Bio Co. (a)	776,647	729
Gilead Sciences, Inc.	191,354	15,029
Karuna Therapeutics, Inc. (a)	187,230	31,194
Moderna, Inc. (a)	17,747	1,348
Moonlake Immunotherapeutics (a)(d)	396,524	20,544
Regeneron Pharmaceuticals, Inc. (a)	326,894	254,941
Sagimet Biosciences, Inc.	278,024	1,018
Vertex Pharmaceuticals, Inc. (a)	423,576	153,381
Viking Therapeutics, Inc. (a)	483,549	4,744
		684,501
Health Care Equipment & Supplies - 1.3%
Axonics Modulation Technologies, Inc. (a)	571,893	29,287
Blink Health LLC Series A1 (a)(b)(c)	51,117	2,402
Boston Scientific Corp. (a)	2,680,745	137,227
DexCom, Inc. (a)	2,195,218	195,001
Inspire Medical Systems, Inc. (a)	58,500	8,609
Insulet Corp. (a)	283,325	37,560
Shockwave Medical, Inc. (a)	395,792	81,636
Stryker Corp.	311,170	84,084
TransMedics Group, Inc. (a)	105,565	3,957
		579,763
Health Care Providers & Services - 2.7%
agilon health, Inc. (a)	362,372	6,523
Alignment Healthcare, Inc. (a)	884,719	6,087
Guardant Health, Inc. (a)	2,041,423	52,832
Humana, Inc.	281,891	147,623
Surgery Partners, Inc. (a)	561,421	12,986
UnitedHealth Group, Inc.	1,809,304	968,991
		1,195,042
Health Care Technology - 0.0%
Certara, Inc. (a)(d)	111,746	1,362
MultiPlan Corp. warrants (a)(b)	138,859	0
		1,362
Life Sciences Tools & Services - 0.5%
Danaher Corp.	577,488	110,889
ICON PLC (a)	47,439	11,573
Thermo Fisher Scientific, Inc.	122,175	54,340
Veterinary Emergency Group LLC Class A (a)(b)(c)(g)	524,494	29,880
		206,682
Pharmaceuticals - 3.6%
Eli Lilly & Co.	1,897,538	1,051,103
Novo Nordisk A/S:
Series B	273,546	26,391
Series B sponsored ADR	2,221,894	214,568
Roche Holding AG (participation certificate)	44,688	11,517
Ventyx Biosciences, Inc. (a)	179,617	2,590
Zoetis, Inc. Class A	1,826,218	286,716
		1,592,885
TOTAL HEALTH CARE		4,260,235
INDUSTRIALS - 4.4%
Aerospace & Defense - 1.2%
Airbus Group NV	211,094	28,303
BAE Systems PLC	396,000	5,325
Howmet Aerospace, Inc.	1,086,964	47,935
L3Harris Technologies, Inc.	133,709	23,989
Northrop Grumman Corp.	51,848	24,443
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	2,961,836	239,909
Class C (a)(b)(c)	27,830	2,254
The Boeing Co. (a)	853,259	159,406
TransDigm Group, Inc. (a)	26,273	21,756
		553,320
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (a)	2,469,600	12,256
FedEx Corp.	56,703	13,614
		25,870
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	2,224,889	29,658
Construction & Engineering - 0.0%
EMCOR Group, Inc.	21,863	4,518
Quanta Services, Inc.	24,059	4,021
		8,539
Electrical Equipment - 0.1%
Eaton Corp. PLC	261,606	54,391
Generac Holdings, Inc. (a)	67,200	5,650
		60,041
Ground Transportation - 2.7%
Bird Global, Inc. (a)(b)	72,846	34
Bird Global, Inc.:
Class A (a)(d)	736,414	342
Stage 1 rights (a)(c)	10,516	0
Stage 2 rights (a)(c)	10,516	0
Stage 3 rights (a)(c)	10,516	0
Canadian Pacific Kansas City Ltd.	120,693	8,566
Grab Holdings Ltd. (a)	2,677,215	8,219
Lyft, Inc. (a)	21,734,815	199,308
Uber Technologies, Inc. (a)	22,248,337	962,908
		1,179,377
Industrial Conglomerates - 0.0%
General Electric Co.	131,200	14,252
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd.	1,904,438	71,626
TOTAL INDUSTRIALS		1,942,683
INFORMATION TECHNOLOGY - 39.2%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	122,208	24,487
Electronic Equipment, Instruments & Components - 0.0%
Jabil, Inc.	78,982	9,699
IT Services - 0.5%
MongoDB, Inc. Class A (a)	194,788	67,122
Okta, Inc. (a)	1,766,016	119,047
Shopify, Inc. Class A (a)	315,550	14,902
Snowflake, Inc. (a)	215,688	31,303
X Holdings Corp. (b)(c)	196,600	6,268
		238,642
Semiconductors & Semiconductor Equipment - 16.8%
Advanced Micro Devices, Inc. (a)	1,200,409	118,240
Arm Holdings Ltd. ADR (d)	313,862	15,470
ASML Holding NV (depository receipt)	85,737	51,340
First Solar, Inc. (a)	44,948	6,403
GaN Systems, Inc. (c)	2,839,866	286
GaN Systems, Inc. (c)	2,839,866	0
GlobalFoundries, Inc. (a)	5,387,010	267,303
Impinj, Inc. (a)	284,249	18,365
Lattice Semiconductor Corp. (a)	13,522	752
Marvell Technology, Inc.	27,703,717	1,308,170
Monolithic Power Systems, Inc.	222,147	98,131
NVIDIA Corp.	10,736,113	4,378,187
NXP Semiconductors NV	3,718,360	641,157
ON Semiconductor Corp. (a)	4,297,999	269,227
Synaptics, Inc. (a)	56,041	4,688
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,325,048	200,675
Teradyne, Inc.	1,327,547	110,545
		7,488,939
Software - 12.3%
Adobe, Inc. (a)	105,220	55,983
Atom Tickets LLC (a)(b)(c)(g)	1,204,239	0
Bill Holdings, Inc. (a)(d)	884,632	80,758
Confluent, Inc. (a)	344,832	9,969
Datadog, Inc. Class A (a)	588,461	47,942
HubSpot, Inc. (a)	377,610	160,020
Intuit, Inc.	299,912	148,441
Microsoft Corp.	12,970,439	4,385,440
Oracle Corp.	317,195	32,798
Palo Alto Networks, Inc. (a)	19,467	4,731
Pine Labs Private Ltd. (a)(b)(c)	9,912	3,109
Salesforce, Inc. (a)	2,002,174	402,097
ServiceNow, Inc. (a)	168,121	97,821
Stripe, Inc. Class B (a)(b)(c)	173,600	3,168
Tanium, Inc. Class B (a)(b)(c)	554,900	4,273
Zoom Video Communications, Inc. Class A (a)(d)	949,623	56,958
		5,493,508
Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	24,321,975	4,153,464
Dell Technologies, Inc.	922,256	61,708
		4,215,172
TOTAL INFORMATION TECHNOLOGY		17,470,447
MATERIALS - 0.5%
Chemicals - 0.1%
Linde PLC	65,870	25,173
Metals & Mining - 0.4%
ATI, Inc. (a)	596,342	22,524
Carpenter Technology Corp.	533,855	33,483
Freeport-McMoRan, Inc.	4,282,804	144,673
		200,680
TOTAL MATERIALS		225,853
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc.	584,596	48,878
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)(d)	823,190	29,841
TOTAL REAL ESTATE		78,719
TOTAL COMMON STOCKS (Cost $22,000,810)		43,568,178

Preferred Stocks - 1.9%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	293,038	68,468
Reddit, Inc.:
Series B(a)(b)(c)	524,232	16,330
Series E(a)(b)(c)	43,813	1,365
Series F(a)(b)(c)	457,142	14,240
		100,403
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	120,997	42
Series C(a)(b)(c)	476,111	281
Series D(a)(b)(c)	867,000	737
		1,060
Broadline Retail - 0.1%
Meesho Series F (a)(b)(c)	546,589	35,545

Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	6,100	1,582
MOD Super Fast Pizza Holdings LLC Series 3 (a)(b)(c)(g)	100,182	24,947
		26,529
TOTAL CONSUMER DISCRETIONARY		63,134

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	166,200	7,446
Series H(a)(b)(c)	104,029	4,660
		12,106
Food Products - 0.0%
AgBiome LLC Series C (a)(b)(c)	1,091,300	175
Bowery Farming, Inc.:
Series C1(a)(b)(c)	161,262	1,285
Series D1(b)(c)	145,528	774
		2,234
Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(b)(c)	2,570,575	2,751
Series D(a)(b)(c)	13,822	15
Series E(a)(b)(c)	14,959	16
		2,782
TOTAL CONSUMER STAPLES		17,122

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series D2 (a)(b)(c)	5,347	831

Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(b)(c)	170,685	8,020

Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(b)(c)	3,301	508

TOTAL HEALTH CARE		9,359

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.6%
ABL Space Systems:
Series B(a)(b)(c)	270,130	7,572
Series B2(a)(b)(c)	141,569	3,950
Relativity Space, Inc. Series E (a)(b)(c)	2,480,614	52,812
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	98,074	79,440
Series H(a)(b)(c)	25,767	20,871
Series J(b)(c)	5,376	4,355
Series N(a)(b)(c)	79,406	64,319
		233,319
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(b)(c)	101,010	9,510

TOTAL INDUSTRIALS		242,829

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(b)(c)	771,513	7,839
Enevate Corp. Series E (a)(b)(c)	12,084,432	10,151
Menlo Micro, Inc. Series C (a)(b)(c)	4,680,700	4,634
		22,624
IT Services - 0.0%
Yanka Industries, Inc. Series F (a)(b)(c)	508,854	3,470

Semiconductors & Semiconductor Equipment - 0.2%
Alif Semiconductor Series C (a)(b)(c)	391,847	6,975
Astera Labs, Inc.:
Series A(a)(b)(c)	672,992	6,380
Series B(a)(b)(c)	114,587	1,086
Series C(a)(b)(c)	1,572,300	14,905
Series D(a)(b)(c)	2,623,426	24,870
Retym, Inc. Series C (b)(c)	810,037	5,994
SiMa.ai:
Series B(a)(b)(c)	2,821,200	17,379
Series B1(a)(b)(c)	188,978	1,357
Xsight Labs Ltd. Series D (a)(b)(c)	1,192,000	5,364
		84,310
Software - 0.3%
Algolia, Inc. Series D (a)(b)(c)	276,495	3,365
Bolt Technology OU Series E (a)(b)(c)	170,267	20,109
Databricks, Inc.:
Series G(a)(b)(c)	437,958	32,190
Series H(a)(b)(c)	273,924	20,133
Series I(b)(c)	6,675	491
Dataminr, Inc. Series D (a)(b)(c)	277,250	3,593
Delphix Corp. Series D (a)(b)(c)	675,445	2,607
Moloco, Inc. Series A (b)(c)	103,822	6,229
Mountain Digital, Inc. Series D (a)(b)(c)	524,265	7,067
Skyryse, Inc. Series B (a)(b)(c)	560,000	12,897
Stripe, Inc.:
Series H(a)(b)(c)	73,100	1,334
Series I(b)(c)	1,129,819	20,619
Tenstorrent, Inc. Series C1 (a)(b)(c)	77,800	4,312
		134,946
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(c)	372,617	5,936

TOTAL INFORMATION TECHNOLOGY		251,286

MATERIALS - 0.2%
Metals & Mining - 0.2%
Diamond Foundry, Inc. Series C (a)(b)(c)	2,271,329	66,459

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
ZKH Group Ltd. Series F (b)(c)	21,325,985	7,891

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Redwood Materials:
Series C(a)(b)(c)	341,408	16,299
Series D(b)(c)	97,832	4,670
		20,969
TOTAL CONVERTIBLE PREFERRED STOCKS		779,452
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(b)(c)	50,654,200	1,611
Series 1D(a)(b)(c)	85,315,542	2,713
Waymo LLC Series A2 (a)(b)(c)	81,316	4,568
		8,892
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	1,244,183	26,762

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(c)	29,758	4,690

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	709,497	8,869

Software - 0.0%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	23,689	7,431
Series A(a)(b)(c)	5,920	1,857
Series B(a)(b)(c)	6,440	2,020
Series B2(a)(b)(c)	5,209	1,634
Series C(a)(b)(c)	9,690	3,040
Series C1(a)(b)(c)	2,041	640
Series D(a)(b)(c)	2,183	685
		17,307
TOTAL INFORMATION TECHNOLOGY		26,176

TOTAL NONCONVERTIBLE PREFERRED STOCKS		66,520
TOTAL PREFERRED STOCKS (Cost $872,121)		845,972

Corporate Bonds - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27(b)(c)	2,433	3,203
4% 6/12/27(b)(c)	647	852
5.5% 10/29/26(b)(c)(i)	21,263	21,338
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	981	1,624
		27,017
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(c)	4,431	4,409

TOTAL CORPORATE BONDS (Cost $29,755)		31,426

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(j) (Cost $4,320)	4,320	4,026

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.87% (k)	16,223,639	16,227
Fidelity Securities Lending Cash Central Fund 3.62% (k)(l)	452,312,099	452,357
TOTAL MONEY MARKET FUNDS (Cost $468,584)		468,584

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $23,375,590)	44,918,186
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(406,664)
NET ASSETS - 100.0%	44,511,522

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,355,507,000 or 3.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,742,000 or 0.1% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	12,165

ABL Space Systems Series B2	10/22/21	9,626

AgBiome LLC Series C	6/29/18	6,912

Algolia, Inc. Series D	7/23/21	8,086

Alif Semiconductor Series C	3/08/22	7,954

Ant International Co. Ltd. Class C	5/16/18	12,251

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	4,431

Astera Labs, Inc. Series A	5/17/22	6,844

Astera Labs, Inc. Series B	5/17/22	1,165

Astera Labs, Inc. Series C	8/24/21	5,286

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	26,679

Atom Tickets LLC	8/15/17	7,223

Beta Technologies, Inc. Series A	4/09/21	7,401

Bird Global, Inc.	5/11/21	18,211

Blink Health LLC Series A1	12/30/20	1,385

Blink Health LLC Series C	11/07/19 - 7/14/21	6,515

Bolt Technology OU Series E	1/03/22	44,235

Bowery Farming, Inc. Series C1	5/18/21	9,716

Bowery Farming, Inc. Series D1	10/25/23	1,375

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	32,109

Castle Creek Biosciences, Inc. Series D2	6/28/21	917

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	9,831

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	1,360

CelLink Corp. Series D	1/20/22	16,066

Circle Internet Financial Ltd. Series E	5/11/21	20,193

Databricks, Inc. Series G	2/01/21	25,893

Databricks, Inc. Series H	8/31/21	20,129

Databricks, Inc. Series I	9/14/23	491

Dataminr, Inc. Series D	3/06/15	3,535

Delphix Corp. Series D	7/10/15	6,079

Diamond Foundry, Inc. Series C	3/15/21	54,512

Discord, Inc. Series I	9/15/21	3,359

Enevate Corp. Series E	1/29/21	13,398

Epic Games, Inc.	7/30/20	3,525

Fanatics, Inc. Class A	8/13/20 - 10/24/22	78,990

GoBrands, Inc. Series G	3/02/21	41,503

GoBrands, Inc. Series H	7/22/21	40,414

Gupshup, Inc.	6/08/21	16,223

JUUL Labs, Inc. Class A	12/20/17	453

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0

JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0

JUUL Labs, Inc. Series E	12/20/17	321

Lightmatter, Inc. Series C	5/19/23	6,132

Meesho Series F	9/21/21	41,908

Menlo Micro, Inc. Series C	2/09/22	6,204

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	14,058

Moloco, Inc. Series A	6/26/23	6,229

Mountain Digital, Inc. Series D	11/05/21	12,040

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	72

Neutron Holdings, Inc. Series 1C	7/03/18	9,262

Neutron Holdings, Inc. Series 1D	1/25/19	20,689

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	2,433

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	647

Neutron Holdings, Inc. 5.5% 10/29/26	10/29/21 - 4/27/23	21,264

Pine Labs Private Ltd.	6/30/21	3,696

Pine Labs Private Ltd. Series 1	6/30/21	8,833

Pine Labs Private Ltd. Series A	6/30/21	2,207

Pine Labs Private Ltd. Series B	6/30/21	2,401

Pine Labs Private Ltd. Series B2	6/30/21	1,942

Pine Labs Private Ltd. Series C	6/30/21	3,613

Pine Labs Private Ltd. Series C1	6/30/21	761

Pine Labs Private Ltd. Series D	6/30/21	814

Rad Power Bikes, Inc.	1/21/21	4,477

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	584

Rad Power Bikes, Inc. Series C	1/21/21	2,297

Rad Power Bikes, Inc. Series D	9/17/21	8,309

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	981

Rapyd Financial Network 2016 Ltd.	3/30/21	15,000

Reddit, Inc. Series B	7/26/17	7,442

Reddit, Inc. Series E	5/18/21	1,861

Reddit, Inc. Series F	8/11/21	28,249

Redwood Materials Series C	5/28/21	16,184

Redwood Materials Series D	6/02/23	4,670

Relativity Space, Inc. Series E	5/27/21	56,645

Retym, Inc. Series C	5/17/23 - 6/20/23	6,303

SiMa.ai Series B	5/10/21	14,465

SiMa.ai Series B1	4/25/22	1,340

Skyryse, Inc. Series B	10/21/21	13,821

Space Exploration Technologies Corp. Class A	10/16/15 - 5/24/22	55,406

Space Exploration Technologies Corp. Class C	9/11/17	376

Space Exploration Technologies Corp. Series G	1/20/15 - 9/07/23	8,181

Space Exploration Technologies Corp. Series H	8/04/17	3,479

Space Exploration Technologies Corp. Series J	9/07/23	4,355

Space Exploration Technologies Corp. Series N	8/04/20	21,440

Stripe, Inc. Class B	5/18/21	6,966

Stripe, Inc. Series H	3/15/21	2,933

Stripe, Inc. Series I	3/20/23 - 5/12/23	22,748

Tanium, Inc. Class B	4/21/17	2,755

Tenstorrent, Inc. Series C1	4/23/21	4,626

Tenstorrent, Inc. 0%	4/23/21	4,320

Tory Burch LLC	5/14/15	20,708

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	21,653

Waymo LLC Series A2	5/08/20	6,982

X Holdings Corp.	10/25/22	19,660

Xsight Labs Ltd. Series D	2/16/21	9,531

Yanka Industries, Inc. Series F	4/08/21	16,221

ZKH Group Ltd. Series F	2/24/22	12,068

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.87%	35,306	290,943	310,022	224	-	-	16,227	0.0%
Fidelity Securities Lending Cash Central Fund 3.62%	735,437	588,537	871,617	320	-	-	452,357	1.9%
Total	770,743	879,480	1,181,639	544	-	-	468,584

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Abercrombie & Fitch Co. Class A	45,361	62,750	243	-	85	48,992	156,945
American Eagle Outfitters, Inc.	166,179	1,903	13,502	1,109	(12,439)	51,542	193,683
The Real Good Food Co. LLC Class B	-	-	-	-	-	-	-
The Real Good Food Co. LLC Class B unit	5,301	-	-	-	-	(2,348)	2,953
Warby Parker, Inc.	83,231	-	134	-	40	(10,949)	72,188
Total	300,072	64,653	13,879	1,109	(12,314)	87,237	425,769

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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